Quarterly Information (Unaudited) (Tables)	12 Months Ended
Oct. 29, 2016
Quarterly Financial Information Disclosure [Abstract]
Summarized Quarterly Financial Data

Fiscal Year 2016

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Net sales	$372,780	$480,229	$528,238	$544,752	$1,925,999
Cost of sales	337,841	421,509	464,285	472,433	1,696,068

Gross profit	34,939	58,720	63,953	72,319	229,931
Operating expense
Selling, general and administrative	27,106	35,314	35,481	41,870	139,771
Research and development	1,139	1,294	1,330	1,052	4,815
Restructuring costs	2,965	(215)	57	714	3,521
Amortization of intangible assets	2,243	2,200	2,505	2,475	9,423

Total operating expenses	33,453	38,593	39,373	46,111	157,530

Interest expense	6,687	6,776	7,364	8,331	29,158

Income (loss) before provision for income taxes	(5,201)	13,351	17,216	17,877	43,243
Provision (benefit) for income taxes	(2,191)	5,309	4,136	5,796	13,050

Net income (loss)	$(3,010)	$8,042	$13,080	$12,081	$30,193

Earnings per share
Basic	$(0.05)	$0.16	$0.26	$0.24	$0.59
Diluted	$(0.06)	$0.16	$0.25	$0.24	$0.58

Fiscal Year 2015

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total Year
Net sales	$383,552	$438,158	$450,343	$463,028	$1,735,081
Cost of sales	349,700	394,147	401,935	407,345	1,553,127

Gross profit	33,852	44,011	48,408	55,683	181,954
Operating expense
Selling, general and administrative	23,024	27,833	24,584	26,868	102,309
Research and development	1,581	1,678	1,485	362	5,106
Restructuring costs	—	2,359	909	601	3,869
Amortization of intangible assets	2,130	2,148	2,148	2,160	8,586

Total operating expenses	26,735	34,018	29,126	29,991	119,870

Interest expense	7,020	7,114	6,722	6,416	27,272

Income before provision for income taxes	97	2,879	12,560	19,276	34,812
Provision (benefit) for income taxes	(184)	1,067	4,286	6,766	11,935

Net income	$281	$1,812	$8,274	$12,510	$22,877

Earnings per share
Basic	$0.01	$0.03	$0.16	$0.24	$0.43
Diluted	$0.01	$0.03	$0.16	$0.24	$0.43